UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	110

Form 13F Information Table Value Total:	$185,262	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ALLSTATE CORP COM
020002101
$297
8,291
Sole
None
8,291
ALLTEL CORP COM
020039103
$228
3,184
Sole
None
3,184
AMERICAN EXPRESS CO COM
025816109
$2,069
15,900
Sole
None
15,900
AMERICAN INTL GROUP COM
026874107
$574
4,892
Sole
None
4,892
AMERIPATH INC COM
03071D109
$2,899
336,100
Sole
None
336,100
ASSOCIATED ESTATE RLTY COM
045604105
$403
34,100
Sole
None
34,100
ASSOCIATES FIRST CAP CL A
046008108
$346
7,848
Sole
None
7,848
ATLANTIC RICHFIELD CO COM
048825103
$1,003
12,000
Sole
None
12,000
AVERY DENNISON CORP COM
053611109
$284
4,700
Sole
None
4,700
BAKER HUGHES INC COM
057224107
$1,816
54,200
Sole
None
54,200
BANK ONE CORP COM
06423A103
$654
10,985
Sole
None
10,985
BANKAMERICA CORP NEW COM
060505104
$1,707
23,287
Sole
None
23,287
BOYKIN LODGING CO COM
103430104
$1,522
99,000
Sole
None
99,000
BRIGHT HORIZON FAMILY COM
109195107
$272
14,400
Sole
None
14,400
BRINKER INTL INC COM
109641100
$2,635
95,800
Sole
None
95,800
BRISTOL MYERS SQUIBB COM
110122108
$1,738
24,680
Sole
None
24,680
BROWNING FERRIS INDS COM
115885105
$606
14,100
Sole
None
14,100
CAMDEN PPTY TR SH BEN INT
133131102
$2,188
78,864
Sole
None
78,864
CANADIAN NATL RY CO COM
136375102
$1,206
18,000
Sole
None
18,000
CATERPILLAR INC DEL COM
149123101
$672
11,200
Sole
None
11,200
CENDANT CORP COM
151313103
$2,633
128,433
Sole
None
128,433
CENTEX CORP COM
152312104
$1,074
28,600
Sole
None
28,600
CENTRAL NEWSPAPERS INC CL A
154647101
$1,943
51,800
Sole
None
51,800
CHART INDS INC COM
16115Q100
$1,103
140,100
Sole
None
140,100
CISCO SYS INC COM
17275R102
$3,241
50,300
Sole
None
50,300
COMDISCO INC COM
200336105
$3,891
151,850
Sole
None
151,850
COMERICA INC COM
200340107
$564
9,494
Sole
None
9,494
CONSOLIDATED STORES CP COM
210149100
$2,198
81,424
Sole
None
81,424
CROSSMANN CMNTYS INC COM
22764E109
$3,069
105,600
Sole
None
105,600
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$423
22,852
Sole
None
22,852
DONALDSON LUFKN&JEN NW
COM
257661108
$747
12,400
Sole
None
12,400
DUKE REALTY INVT INC COM NEW
264411505
$1,640
72,700
Sole
None
72,700
EASTMAN KODAK CO COM
277461109
$3,239
47,815
Sole
None
47,815
EEX CORP COM
26842V207
$257
37,032
Sole
None
37,032
ELAN PLC ADR
284131208
$261
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$4,488
54,900
Sole
None
54,900
ESSEF CORP COM
269145108
$1,835
90,608
Sole
None
90,608
EVEREN CAPITAL CORP COM
299761106
$641
21,500
Sole
None
21,500
EXXON CORP COM
30231G102
$276
3,584
Sole
None
3,584
FERRO CORP COM
315405100
$202
7,350
Sole
None
7,350
FIRST UN CORP COM
337358105
$354
7,520
Sole
None
7,520
FLUOR CORP COM
343412102
$2,167
53,500
Sole
None
53,500
FORD MTR CO DEL COM
345370860
$850
15,068
Sole
None
15,068
GATX CORP COM
361448103
$1,176
30,900
Sole
None
30,900
GENCORP INC COM
368682100
$3,896
154,312
Sole
None
154,312
GENERAL ELEC CO COM
369604103
$298
2,640
Sole
None
2,640
GENERAL MTRS CORP COM
370442105
$2,144
32,480
Sole
None
32,480
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$692
14,600
Sole
None
14,600
GILLETTE CO COM
375766102
$267
6,500
Sole
None
6,500
GTE CORP COM
362320103
$3,337
44,201
Sole
None
44,201
HALLIBURTON CO COM
406216101
$2,781
61,460
Sole
None
61,460
HANNA M A CO COM
410522106
$1,472
89,525
Sole
None
89,525
HARTFORD FINL SVCS COM
416515104
$735
12,600
Sole
None
12,600
HILFIGER TOMMY CORP ORD
G8915Z102
$5,494
75,000
Sole
None
75,000
HORACE MANN EDUCTR CP COM
440327104
$1,777
65,344
Sole
None
65,344
HUFFY CORP COM
444356109
$2,168
154,825
Sole
None
154,825
INTEL CORP COM
458140100
$3,726
62,628
Sole
None
62,628
INTERNATIONAL BUS MACH COM
459200101
$527
4,080
Sole
None
4,080
INTL PAPER CO COM
460146103
$302
6,000
Sole
None
6,000
ITT INDS INC IND COM
450911102
$1,235
32,400
Sole
None
32,400
J P MORGAN CHASE & CO COM
46625H100
$307
2,188
Sole
None
2,188
KEMPER NEW EUROPE FD CL M
48841Y404
$1,397
67,740
Sole
None
67,740
KENNAMETAL INC COM
489170100
$2,368
76,400
Sole
None
76,400
KEYCORP NEW COM
493267108
$229
7,118
Sole
None
7,118
KIMBERLY CLARK CORP COM
494368103
$758
13,304
Sole
None
13,304
LEHMAN BROS HLDGS INC COM
524908100
$316
5,080
Sole
None
5,080
LILLIAN VERNON CORP COM
532430105
$902
69,400
Sole
None
69,400
LITCHFIELD FINL CORP COM
536619109
$3,425
202,192
Sole
None
202,192
LOEWS CORP COM
540424108
$939
11,872
Sole
None
11,872
MENTOR CORP MINN COM
587188103
$719
38,600
Sole
None
38,600
MERCK & CO INC COM
589331107
$4,940
67,100
Sole
None
67,100
MOBIL CORP COM
607059102
$894
9,050
Sole
None
9,050
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$490
4,776
Sole
None
4,776
NATIONAL CITY CORP COM
635405103
$705
10,762
Sole
None
10,762
NATIONAL SEMICONDUCTOR COM
637640103
$4,981
196,762
Sole
None
196,762
NORDSON CORP COM
655663102
$2,824
46,100
Sole
None
46,100
NORDSTROM INC
655664100
$3,857
115,140
Sole
None
115,140
ORACLE SYSTEMS
68389X105
$4,091
110,200
Sole
None
110,200
OWENS & MINOR INC NEW COM
690732102
$2,749
249,902
Sole
None
249,902
PFIZER INC COM
717081103
$521
4,780
Sole
None
4,780
PROGRESSIVE CORP OHIO COM
743315103
$870
6,000
Sole
None
6,000
PROGRESSIVE CORP OHIO COM
743315103
$6,169
42,548
Sole
None
42,548
QUALITY DINING INC COM
74756P105
$403
146,500
Sole
None
146,500
REYNOLDS R J TOB HLDGS COM
76182K105
$847
26,672
Sole
None
26,672
RJR NABISCO HLDGS CORP COM
NEW
62952P102
$1,567
80,100
Sole
None
80,100
ROCKWELL COLLINS INC COM
774341101
$2,243
98,314
Sole
None
98,314
ROYAL DUTCH PETE CO NY REG
GLD1.25
780257804
$289
4,800
Sole
None
4,800
SAKS INC COM
79377W108
$305
10,568
Sole
None
10,568
SBC COMMUNICATIONS INC COM
78387G103
$4,112
70,904
Sole
None
70,904
SCHLUMBERGER LTD COM
806857108
$4,242
66,600
Sole
None
66,600
SCI SYSTEMS INC
783890106
$1,994
42,100
Sole
None
42,100
SCOTTS CO CL A
810186106
$3,647
76,570
Sole
None
76,570
SCUDDER NEW ASIA FD COM
811183102
$1,126
76,660
Sole
None
76,660
SIMON PPTY GROUP NEW COM
828806109
$1,887
74,348
Sole
None
74,348
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,751
90,027
Sole
None
90,027
STERIS CORP COM
859152100
$3,099
159,950
Sole
None
159,950
SUNGLASS HUT INTL INC COM
86736F106
$3,981
231,600
Sole
None
231,600
TECUMSEH PRODS CO CL A
878895200
$1,114
18,400
Sole
None
18,400
TENET HEALTHCARE CORP COM
88033G100
$544
29,330
Sole
None
29,330
TERADYNE INC COM
880770102
$359
5,000
Sole
None
5,000
TEXACO INC COM
881694103
$1,410
22,600
Sole
None
22,600
TIME WARNER INC COM
887317105
$261
3,600
Sole
None
3,600
TOLL BROTHERS INC COM
889478103
$344
16,031
Sole
None
16,031
TRW INC COM
872649108
$2,129
38,804
Sole
None
38,804
UNITED ASSET MGMT CORP COM
909420101
$3,235
142,200
Sole
None
142,200
VODAFONE GROUP PLC
92857W100
$297
1,507
Sole
None
1,507
WACHOVIA CORP 2ND NEW COM
929903102
$377
8,000
Sole
None
8,000
WILD OATS MARKETS INC COM
96808B107
$4,598
151,520
Sole
None
151,520
XEROX CORP COM
984121103
$319
5,400
Sole
None
5,400
YORK INTL CORP NEW COM
986670107
$1,087
25,400
Sole
None
25,400









$185,262